Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (75,777)	$ (33,947)	$ (15,888)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	323	144	122
Noncash consulting expense		88
Loss on disposal of fixed assets	50
Net amortization of premiums and discounts on investments	2
Stock-based compensation expense	14,240	3,785	653
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(45)	(1,419)	(209)
Other assets	(470)
Accounts payable	4,496	664	(66)
Accrued expenses and other liabilities	4,445	382	13
Deferred revenue	(79)	13	(134)
Deferred rent	1,368
Net cash used in operating activities	(51,447)	(30,290)	(15,509)
Investing activities
Purchases of property and equipment	(2,834)	(57)	(121)
Increase in restricted cash	(400)
Purchases of investments	(63,797)
Net cash used in investing activities	(67,031)	(57)	(121)
Financing activities
Proceeds from issuance of common stock, net of issuance costs	112,837	113,155	9
Proceeds from the exercise of stock options and shares issued under employee stock purchase plan	284	341
Proceeds from issuance of preferred stock subscription			2,000
Proceeds from sale of convertible preferred stock, net of issuance costs		72,434	7,500
Net cash provided by financing activities	113,121	185,930	9,509
Effect of exchange rate on cash	(8)
Net (decrease) increase in cash and cash equivalents	(5,365)	155,583	(6,121)
Cash and cash equivalents, beginning of period	155,974	391	6,512
Cash and cash equivalents, end of period	150,609	155,974	391
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment purchases included in accounts payable	52
Issuance of preferred stock in satisfaction of preferred stock subscription		13,980
Preferred stock conversion to common stock		99,691
Vesting of restricted common stock	305	5
Deferred financing costs included in accrued expenses	$ 274